Loss for the year - Other items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Cost of inventories	$ 19,298	$ 3,559	$ 1,037
Depreciation of
- property, plant and equipment	351	811	1,461
- right-of-use assets	1,568	1,212	771
Amortization of intangible assets	421	456	448
Write-off on property, plant and equipment	117	558	331
Auditor’s remuneration	1,996	1,124	1,198
Freight and delivery charges	20,850	2,378	1,018
Direct costs
Continuing operations
Cost of inventories	23,747	10,462	9,082
Depreciation of
Total depreciation and amortization charges	103	269	532
Research and development expenses
Depreciation of
Total depreciation and amortization charges	95	169	378
Administrative and other operating expenses
Depreciation of
Total depreciation and amortization charges	2,142	2,041	1,770
Total depreciation and amortization charges
Depreciation of
Total depreciation and amortization charges	$ 2,340	$ 2,479	$ 2,680